PAYABLE TO INVESTORS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt [Member]
Debt Instrument, Term	21 months	21 months
Minimum [Member] | Long-term Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage	5.50%	5.50%
Maximum [Member] | Long-term Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage	7.00%	7.00%
Short-term Debt [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	8.60%	8.60%
Debt Instrument, Term	15 days	15 days
Short-term Debt [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	11.04%	11.04%
Debt Instrument, Term	12 months	12 months